Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Net Revenue	$ 388,657	$ 376,020	$ 776,888	$ 725,654
Ireland
Segment Reporting Information [Line Items]
Net Revenue	105,413	88,724	219,503	174,085
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	78,540	98,130	162,628	184,531
United States
Segment Reporting Information [Line Items]
Net Revenue	164,300	147,370	314,364	289,049
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 40,404	$ 41,796	$ 80,393	$ 77,989